RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
Certain premises occupied by the Company and the US subsidiary are rented from related parties (see Note 10b). The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease payments were $ 410, $ 438 and, $ 428 in 2013, 2012 and 2011, respectively.

2.
Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in "d" below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.	The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated	into certain of its product lines. Such purchases by the Company are disclosed in "d" as "Cost of sales and Research and development".

4.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel. The agreement was terminated during 2013.

Revenues related to this distribution agreement are included in "d" below as "revenues". The remainder of the amount of "revenues" included in "d" below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.	In December 2012, the Company entered into a consulting agreement with a related party. Expenses incurred under this agreement are immaterial.

c.	Balances with related parties:

	December 31,
	2013	2012
Assets:

Trade	$11	$153
Other current assets	$-	$4

Liabilities:

Trade	$159	$229
Other payables and accrued expenses	$46	$44
Short term loan (see note 8)	$-	$777

d.	Transactions with related parties:

	Year ended December 31,
	2013	2012	2011

Revenues	$403	$451	$347

Expenses:

Cost of sales	$54	$66	$62

Operating expenses:

Research and development	$208	$198	$193
Sales and marketing	$126	$181	$159
General and administrative	$53	$57	$57